Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of Intangible assets

	2019			2018
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	18,164	2,024	20,188	18,039	2,259	20,298
Currency translation and other adjustments	(180)	2	(178)	77	9	86
Acquisition of subsidiaries	1	—	1	48	2	50
Additions	—	380	380	—	364	364
Disposals and write-off of fully amortised assets (2)	(8,005)	(113)	(8,118)	—	(610)	(610)
At 31 December	9,980	2,293	12,273	18,164	2,024	20,188
Accumulated amortisation and impairment
At 1 January	12,558	1,014	13,572	12,481	1,274	13,755
Currency translation and other adjustments	(180)	1	(179)	77	5	82
Disposals and write-off of fully amortised assets	(8,005)	(72)	(8,077)	—	(573)	(573)
Charge for the year	—	291	291	—	271	271
Impairment of goodwill and other intangible assets	—	44	44	—	37	37
At 31 December	4,373	1,278	5,651	12,558	1,014	13,572
Net book value at 31 December	5,607	1,015	6,622	5,606	1,010	6,616

Notes:

(1)	Principally internally generated software.
(2)	Goodwill that arose on the acquisition of ABN AMRO Holding N.V..

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions

					Consequential impact of 1%		Consequential impact of 5%		Break
		Assumptions		Recoverable	adverse movement		adverse movement		even
		Terminal	Pre-tax	amount exceeded	Discount	Terminal	Forecast	Forecast	discount
	Goodwill	growth rate	discount rate	carrying value	rate	growth rate	Income	cost	rate
31 December 2019	£bn	%	%	£bn	£bn	£bn	£bn	£bn	%
UK Personal Banking	2.7	1.6	13.3	8.7	(2.2)	(1.0)	(2.1)	(0.9)	16.3
Commercial Banking	2.6	1.6	13.4	4.1	(1.8)	(0.7)	(2.1)	(1.1)	12.7
RBS International	0.3	1.6	12.0	2.1	(0.5)	(0.3)	(0.4)	(1.2)	16.8

31 December 2018
UK Personal & Business Banking	3.4	1.8	13.1	14.4	(2.2)	(1.4)	(4.0)	(1.7)	27.7
Commercial & Private Banking	1.9	1.8	13.0	4.5	(1.2)	(0.8)	(2.3)	(1.0)	17.6
RBS International	0.3	1.8	12.9	0.7	(0.2)	(0.2)	(0.4)	(0.1)	18.5